Discontinued Operations - Summary of Carrying Amounts of the Major Classes of Assets and Liabilities (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current liabilities of discontinued operations	$ 31,216
Launch Division [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	11,383
Accounts receivable - net	4,176
Unbilled revenue - net	4,205
Inventory	967
Contract advances, prepaid expenses and other current assets	767
Property and equipment - net	710
Other	11
Current assets of discontinued operations	22,219
Total Assets	22,219
Accounts payable	6,367
Accrued expenses - net	19,206
Accrued payroll	446
Deferred revenue	4,648
Other liabilities	549
Current liabilities of discontinued operations	31,216
Total liabilities	$ 31,216